Risk/Return Detail Data - FidelitySmallCapETF-PRO	Sep. 21, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelitySmallCapETF-PRO | Fidelity Enhanced Small Cap ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced Small Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Enhanced Small Cap ETF seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year of the predecessor fund (as defined below), the predecessor fund's portfolio turnover rate was 98% of the average value of its portfolio.
Portfolio Turnover, Rate	98.00%
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the Russell 2000® Index, which is a market capitalization-weighted index designed to measure the performance of the small-cap segment of the U.S. equity market.Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 2000® Index.Investing in domestic and foreign issuers.Lending securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings. Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions. Authorized Participant Concentration Risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends. Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	It is currently contemplated that, effective November 17, 2023, Fidelity® Small Cap Enhanced Index Fund ("Predecessor Fund") will be reorganized into the fund ("Reorganization"). Accordingly, the information shown below is for the Predecessor Fund. The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below reflects that of the Predecessor Fund. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index. The index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2023
Bar Chart, Year to Date Return	10.25%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	31.84%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(31.45%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySmallCapETF-PRO | Fidelity Enhanced Small Cap ETF | Fidelity Enhanced Small Cap ETF
Risk/Return:
Management fee	0.28%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.28%
1 year	$ 29
3 years	90
5 years	157
10 years	$ 356
2013	38.66%
2014	5.50%
2015	(1.88%)
2016	22.84%
2017	7.22%
2018	(13.04%)
2019	23.65%
2020	18.53%
2021	20.54%
2022	(18.28%)
FidelitySmallCapETF-PRO | Fidelity Enhanced Small Cap ETF | Return Before Taxes | Fidelity Enhanced Small Cap ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	(18.28%)
Past 5 years	4.66%
Past 10 years	9.03%
FidelitySmallCapETF-PRO | Fidelity Enhanced Small Cap ETF | After Taxes on Distributions | Fidelity Enhanced Small Cap ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(19.18%)
Past 5 years	2.77%
Past 10 years	7.26%
FidelitySmallCapETF-PRO | Fidelity Enhanced Small Cap ETF | After Taxes on Distributions and Sales | Fidelity Enhanced Small Cap ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(10.10%)
Past 5 years	3.60%
Past 10 years	7.11%
FidelitySmallCapETF-PRO | Fidelity Enhanced Small Cap ETF | RS002
Risk/Return:
Label	Russell 2000 Index
Past 1 year	(20.44%)
Past 5 years	4.13%
Past 10 years	9.01%

[1]	ABased on estimated amounts for the current fiscal year.